UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06569
Ivy Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Global Allocation Fund
Class A : IWGAX
Annual shareholder report | June 30, 2025
This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.57%
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Class A) returned 11.98% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period June 30, 2015, through June 30, 2025
Average annual total returns (as of June 30, 2025)	1 year	5 year	10 year
Macquarie Global Allocation Fund (Class A) – including sales charge	5.58%	6.81%	4.08%
Macquarie Global Allocation Fund (Class A) – excluding sales charge	11.98%	8.09%	4.70%
MSCI ACWI Index (net)	16.17%	13.65%	9.99%
MSCI ACWI Index (gross)	16.69%	14.18%	10.55%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.33%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. Effective May 18, 2017, the Fund changed its investment strategy to operate as a "fund of funds."
Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Class A shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4699156)
TSAR-IWGAX-0825

Macquarie Global Allocation Fund
Class C : IWGCX
Annual shareholder report | June 30, 2025
This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.32%
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Class C) returned 11.08% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period June 30, 2015, through June 30, 2025
Average annual total returns (as of June 30, 2025)	1 year	5 year	10 year
Macquarie Global Allocation Fund (Class C) – including sales charge	10.08%	7.24%	4.03%
Macquarie Global Allocation Fund (Class C) – excluding sales charge	11.08%	7.24%	4.03%
MSCI ACWI Index (net)	16.17%	13.65%	9.99%
MSCI ACWI Index (gross)	16.69%	14.18%	10.55%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.33%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. Effective May 18, 2017, the Fund changed its investment strategy to operate as a "fund of funds."
Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Class C shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4699156)
TSAR-IWGCX-0825

Macquarie Global Allocation Fund
Institutional Class : IWGIX
Annual shareholder report | June 30, 2025
This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.32%
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Institutional Class) returned 12.16% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period June 30, 2015, through June 30, 2025
Average annual total returns (as of June 30, 2025)	1 year	5 year	10 year
Macquarie Global Allocation Fund (Institutional Class) – including sales charge	12.16%	8.40%	5.01%
Macquarie Global Allocation Fund (Institutional Class) – excluding sales charge	12.16%	8.40%	5.01%
MSCI ACWI Index (net)	16.17%	13.65%	9.99%
MSCI ACWI Index (gross)	16.69%	14.18%	10.55%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.33%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.48%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. Effective May 18, 2017, the Fund changed its investment strategy to operate as a "fund of funds."
Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Institutional Class shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4699156)
TSAR-IWGIX-0825

Macquarie Global Allocation Fund
Class R6 : IWGNX
Annual shareholder report | June 30, 2025
This annual shareholder report contains important information about Macquarie Global Allocation Fund (Fund) for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the
Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.19%
Management's discussion of Fund performance
Performance highlights
Macquarie Global Allocation Fund (Class R6) returned 12.42% (excluding sales charge) for the 12 months ended June 30, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net), MSCI ACWI Index (gross), and Bloomberg Global Aggregate Index, the Fund's broad-based securities market indices, returned 16.17%, 16.69%, and 6.15%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 12.67%.
Top contributors to performance:
Global equities and fixed income generated positive returns despite facing volatility towards the end of the fiscal year. Overall performance reflects the mix of allocation weightings and returns in the underlying funds during the period.
Within equities, relative to the MSCI ACWI (net), asset allocation from international equities, as well as stock selection within large-cap core, provided strong relative performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, emerging market corporate bonds provided strong performance and contributed positively.
Top detractors from performance:
Within equities, relative to the MSCI ACWI (net), allocation and security selection within both large-cap value and large-cap growth detracted from active performance during the fiscal year.
Within fixed income, relative to the Bloomberg Global Aggregate Index, global sovereign debt and shorter-term fixed income detracted from active performance during the period.
*The blended benchmark is computed using a combination of 65% MSCI ACWI Index (net) / 35% Bloomberg Global Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period February 26, 2018 (Class R6's inception), through June 30, 2025
Average annual total returns (as of June 30, 2025)	1 year	5 year	Since inception (2/26/18)
Macquarie Global Allocation Fund (Class R6) – including sales charge	12.42%	8.48%	6.02%
Macquarie Global Allocation Fund (Class R6) – excluding sales charge	12.42%	8.48%	6.02%
MSCI ACWI Index (net)	16.17%	13.65%	9.71%
MSCI ACWI Index (gross)	16.69%	14.18%	10.25%
Bloomberg Global Aggregate Index	6.15%	0.26%	2.17%
65% MSCI ACWI Index / 35% Bloomberg Global Aggregate Index	12.67%	8.98%	7.27%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. Effective May 18, 2017, the Fund changed its investment strategy to operate as a "fund of funds."
Fund statistics (as of June 30, 2025)
Fund net assets	$448,093,838
Total number of portfolio holdings	11
Total advisory fees paid	$308,856
Portfolio turnover rate	36%
Fund holdings (as of June 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Affiliated Mutual Funds	99.63%
Fixed Income Funds	34.38%
Global / International Equity Funds	21.92%
US Equity Funds	43.33%
Short-Term Investments	0.27%
Limited Liability Corporation	0.03%
Top 10 underlying funds/equity holdings
Macquarie Core Equity Fund Class R6	31.85%
Macquarie International Core Equity Fund Class R6	19.93%
Macquarie Diversified Income Fund Class R6	15.90%
Macquarie Global Bond Fund Class R6	14.54%
Macquarie Growth and Income Fund Class R6	6.28%
Macquarie Value Fund Class R6	5.20%
Macquarie Systematic Emerging Markets Equity Fund Class R6	1.99%
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1.97%
Macquarie Limited-Term Diversified Income Fund Class R6	1.97%
Media Group Holdings Series H	0.03%

Material Fund changes
On February 11-13, 2025, the Board of Trustees approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization is anticipated to occur on or about August 22, 2025.
Effective October 30, 2024, the Fund introduced a fee waiver for Class R6 shares of 0.19% (excluding certain items).
On October 30, 2024, the Fund changed its name from Delaware Ivy Wilshire Global Allocation Fund to Macquarie Global Allocation Fund. In addition, on October 30, 2024, the Fund added a new investment strategy to invest in unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs) and directly invest in stocks and bonds and also changed the sub-advisor from Wilshire Advisors LLC to Macquarie Investment Management Austria Kapitalanlage AG. It also added new principal investment risks related to credit risk, interest rate risk, and ETF risk.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.

(4699156)
TSAR-IWGNX-0825

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.   An understanding of generally accepted accounting principles and financial statements;

b.   The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.   Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.   An understanding of internal controls and procedures for financial reporting; and

e.   An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.   Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.   Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.   Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.   Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances A. Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 for 2025 and $15,400 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,627,131 for 2025 and $1,362,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,797 for 2025 and $5,797 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Macquarie Global Allocation Fund
Financial statements and other information
For the year ended June 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Consolidated schedule of investments
Macquarie Global Allocation Fund	June 30, 2025
	Number of shares	Value (US $)
Affiliated Mutual Funds<< — 99.63%
Fixed Income Funds — 34.38%
Macquarie Diversified Income Fund Class R6	9,253,084	$ 71,248,748
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	1,147,920	8,850,466
Macquarie Global Bond Fund Class R6	7,042,314	65,141,401
Macquarie Limited-Term Diversified Income Fund Class R6	1,112,392	8,810,143
		154,050,758
Global / International Equity Funds — 21.92%
Macquarie International Core Equity Fund Class R6	3,563,778	89,272,634
Macquarie Systematic Emerging Markets Equity Fund Class R6	409,324	8,923,272
		98,195,906
US Equity Funds — 43.33%
Macquarie Core Equity Fund Class R6	6,117,760	142,727,339
Macquarie Growth and Income Fund Class R6	1,747,680	28,120,176
Macquarie Value Fund Class R6	1,685,837	23,315,128
		194,162,643
Total Affiliated Mutual Funds (cost $378,686,011)		446,409,307
	Principal amount
Limited Liability Corporation — 0.03%
Media Group Holdings
Series H <<, =, †	72,709	137,625
Series T <<, =, †	9,113	10,935
Total Limited Liability Corporation (cost $69,469,179)		148,560
	Number of shares
Short-Term Investments — 0.27%
Money Market Mutual Funds — 0.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	306,997	306,997
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	306,997	306,997
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	306,997	306,997

Consolidated schedule of investments
Macquarie Global Allocation Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	306,997	$ 306,997
Total Short-Term Investments (cost $1,227,988)		1,227,988
Total Value of Securities—99.93% (cost $449,383,178)		$447,785,855
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to consolidated financial statements.”
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to consolidated financial statements.”
See accompanying notes, which are an integral part of the consolidated financial statements.

Consolidated statement of assets and liabilities
Macquarie Global Allocation Fund	June 30, 2025
Assets:
Investments, at value*	$1,227,988
Investments of affiliated issuers, at value**	446,557,867
Cash	54,609
Litigation proceeds receivable	671,081
Receivable for securities sold	583,278
Receivable for fund shares sold	397,486
Prepaid expenses	44,826
Dividends and interest receivable	4,414
Other assets	9,477
Total Assets	449,551,026
Liabilities:
Payable for fund shares redeemed	1,000,735
Trustees' fees and expenses payable to affiliates	182,248
Distribution fees payable to affiliates	76,181
Other accrued expenses	65,986
Shareholder service fees payable	64,035
Sub-transfer agent fees and expenses payable	44,328
Investment management fees payable to affiliates	23,675
Total Liabilities	1,457,188
Total Net Assets	$448,093,838

Net Assets Consist of:
Paid-in capital	$435,753,703
Total distributable earnings (loss)	12,340,135
Total Net Assets	$448,093,838

Consolidated statement of assets and liabilities
Macquarie Global Allocation Fund

Net Asset Value

Class A:
Net assets	$368,740,952
Shares of beneficial interest outstanding, unlimited authorization, no par	41,996,788
Net asset value per share	$8.78
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.32

Class C:
Net assets	$1,932,283
Shares of beneficial interest outstanding, unlimited authorization, no par	237,740
Net asset value per share	$8.13

Institutional Class:
Net assets	$77,353,174
Shares of beneficial interest outstanding, unlimited authorization, no par	8,658,776
Net asset value per share	$8.93

Class R6:
Net assets	$67,429
Shares of beneficial interest outstanding, unlimited authorization, no par	7,680
Net asset value per share	$8.78
*Investments, at cost	$1,227,988
**Investments of affiliated issuers, at cost	448,155,190
See accompanying notes, which are an integral part of the consolidated financial statements.

Consolidated statement of operations
Macquarie Global Allocation Fund	Year ended June 30, 2025
Investment Income:
Dividends from affiliated investments	$9,376,936
Dividends	80,757
Other income	34,738
IRS compliance fee for foreign withholding tax claims (see Note 1)	(4,767)
9,487,664

Expenses:
Management fees	308,856
Distribution expenses — Class A	958,240
Distribution expenses — Class C	22,781
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	672,235
Reports and statements to shareholders expenses	195,985
Accounting and administration expenses	110,994
Audit and tax fees	64,621
Registration fees	61,974
Legal fees	42,938
Trustees’ fees	22,530
Custodian fees	4,014
Other	30,379
2,495,547
Less expenses paid indirectly	(1,084)
Total operating expenses	2,494,463
Net Investment Income (Loss)	6,993,201

Consolidated statement of operations
Macquarie Global Allocation Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	$(213,970)
Affiliated investments	26,042,154
Capital gain distributions received from investments in affiliated investments	15,387,240
Foreign currencies	3,522
Net realized gain (loss)	41,218,946

Net change in unrealized appreciation (depreciation) on:
Investments	3,237,687
Affiliated investments	1,511,543
Net change in unrealized appreciation (depreciation)	4,749,230
Net Realized and Unrealized Gain (Loss)	45,968,176
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,961,377
*	Includes $796,453 in proceeds received from the settlement of class action litigation.
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statements of changes in net assets
Macquarie Global Allocation Fund
	Year ended
	6/30/25	6/30/24
Increase in Net Assets from Operations:
Net investment income (loss)	$6,993,201	$9,868,203
Net realized gain (loss)	41,218,946	9,510,246
Net change in unrealized appreciation (depreciation)	4,749,230	33,016,410
Net increase (decrease) in net assets resulting from operations	52,961,377	52,394,859

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,774,307)	(26,808,147)
Class C	(8,635)	(171,249)
Institutional Class[1]	(1,016,258)	(7,479,348)
Class R6	(795)	(3,748)
	(4,799,995)	(34,462,492)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	7,592,308	9,128,489
Class C	142,321	226,152
Institutional Class[1]	14,272,759	14,374,228
Class R6	12,095	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,771,753	26,794,966
Class C	8,635	171,249
Institutional Class[1]	1,015,238	7,475,257
Class R6	795	3,748
	26,815,904	58,174,089

Consolidated statements of changes in net assets
Macquarie Global Allocation Fund
	Year ended
	6/30/25	6/30/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(89,060,008)	$(101,548,901)
Class C	(1,051,454)	(1,044,757)
Institutional Class[1]	(47,229,185)	(65,207,115)
Class R6	(8)	(25,002)
	(137,340,655)	(167,825,775)
Decrease in net assets derived from capital share transactions	(110,524,751)	(109,651,686)
Net Decrease in Net Assets	(62,363,369)	(91,719,319)

Net Assets:
Beginning of year	510,457,207	602,176,526
End of year	$448,093,838	$510,457,207
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
See accompanying notes, which are an  integral part of the consolidated financial statements.

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Consolidated financial highlights
Macquarie Global Allocation Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.13%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 0.38%.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
6/30/25	6/30/24	6/30/23	6/30/22	6/30/21
$7.92	$7.65	$7.73	$9.71	$7.84

0.12	0.14	0.13	0.14	0.15
0.82[2]	0.63	0.57	(1.48)	1.99
0.94	0.77	0.70	(1.34)	2.14

(0.08)	(0.14)	(0.16)	(0.27)	(0.15)
—	(0.36)	(0.62)	(0.37)	(0.12)
(0.08)	(0.50)	(0.78)	(0.64)	(0.27)

$8.78	$7.92	$7.65	$7.73	$9.71

11.98%[2]	10.40%	9.76%[4]	(14.78%)[4]	27.59%[4]

$368,741	$407,382	$458,906	$540,381	$756[5]
0.57%	0.60%	0.49%	0.38%	0.32%[7]
0.57%	0.60%	0.52%	0.51%	0.35%
1.43%	1.76%	1.75%	1.53%	1.65%
1.43%	1.76%	1.72%	1.40%	1.62%
36%	46%	48%	28%	20%

Consolidated financial highlights
Macquarie Global Allocation Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.14%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 1.19%.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
6/30/25	6/30/24	6/30/23	6/30/22	6/30/21
$7.35	$7.14	$7.24	$9.12	$7.39

0.05	0.07	0.08	0.06	0.08
0.76[2]	0.59	0.51	(1.37)	1.86
0.81	0.66	0.59	(1.31)	1.94

(0.03)	(0.09)	(0.07)	(0.20)	(0.09)
—	(0.36)	(0.62)	(0.37)	(0.12)
(0.03)	(0.45)	(0.69)	(0.57)	(0.21)

$8.13	$7.35	$7.14	$7.24	$9.12

11.08%[2]	9.58%	8.84%[4]	(15.33%)[4]	26.45%[4]

$1,932	$2,620	$3,189	$4,056	$7[5]
1.32%	1.35%	1.29%	1.21%	1.13%[7]
1.32%	1.35%	1.33%	1.26%	1.16%
0.69%	1.01%	1.12%	0.70%	0.96%
0.69%	1.01%	1.08%	0.65%	0.93%
36%	46%	48%	28%	20%

Consolidated financial highlights
Macquarie Global Allocation Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.12%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio excluding litigation expenses reimbursement was 0.08%.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
6/30/25	6/30/24	6/30/23	6/30/22	6/30/21
$8.06	$7.77	$7.85	$9.85	$7.94

0.14	0.16	0.16	0.17	0.18
0.83[2]	0.65	0.57	(1.50)	2.02
0.97	0.81	0.73	(1.33)	2.20

(0.10)	(0.16)	(0.19)	(0.30)	(0.17)
—	(0.36)	(0.62)	(0.37)	(0.12)
(0.10)	(0.52)	(0.81)	(0.67)	(0.29)

$8.93	$8.06	$7.77	$7.85	$9.85

12.16%[2]	10.75%	10.04%[4]	(14.51%)[4]	28.09%[4]

$77,353	$100,406	$140,014	$204,367	$371[5]
0.32%	0.35%	0.19%	0.08%	0.03%[7]
0.32%	0.35%	0.22%	0.13%	0.06%
1.69%	2.01%	2.00%	1.86%	1.95%
1.69%	2.01%	1.97%	1.81%	1.92%
36%	46%	48%	28%	20%

Consolidated financial highlights
Macquarie Global Allocation Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.13%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
6/30/25	6/30/24	6/30/23	6/30/22	6/30/21
$7.92	$7.66	$7.75	$9.72	$7.84

0.15	0.17	0.18	0.16	0.18
0.83[2]	0.62	0.54	(1.46)	1.99
0.98	0.79	0.72	(1.30)	2.17

(0.12)	(0.17)	(0.19)	(0.30)	(0.17)
—	(0.36)	(0.62)	(0.37)	(0.12)
(0.12)	(0.53)	(0.81)	(0.67)	(0.29)

$8.78	$7.92	$7.66	$7.75	$9.72

12.42%[2]	10.71%	10.12%[4]	(14.39%)[4]	28.06%[4]

$68	$49	$68	$52	$—[5,6]
0.19%	0.20%	0.18%	0.08%	0.02%
0.19%	0.20%	0.20%	0.11%	0.05%
1.79%	2.16%	2.39%	1.76%	2.04%
1.79%	2.16%	2.37%	1.73%	2.01%
36%	46%	48%	28%	20%

Notes to consolidated financial statements
Macquarie Global Allocation Fund	June 30, 2025
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 18 series. These consolidated financial statements and the related notes pertain to Macquarie Global Allocation Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Basis of Consolidation  — Ivy WGA III (SBP), LLC (Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Company acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company. The date of incorporation of the Company was April 9, 2013. As of June 30, 2025, the net assets held by the Company are $162,634, or approximately 0.04% of the Fund’s net assets.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund’s valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended June 30, 2025, and for all open tax years (years ended June 30, 2022–June 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s consolidated financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Consolidated statement of operations.” During the year ended June 30, 2025, the Fund did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Dividends" on the “Consolidated statement of operations.” Any fees associated with these filings are included on the “Consolidated statement of operations” under “Foreign withholding tax claims." Generally

Notes to consolidated financial statements
Macquarie Global Allocation Fund
1. Significant Accounting Policies (continued)
unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in the Fund's net asset value. EU tax reclaims and related interest entitlements recognized by the Fund, if any, reduce the amount of foreign taxes, if any, that the Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by the Fund were previously passed-through as a foreign tax credits to its US taxable shareholders, the Fund may enter into a closing agreement with the US Internal Revenue Service (IRS). Doing so will enable the Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). The Fund entered into a closing agreement with the IRS during the year, for which estimated costs for doing so had been accrued as of June 30, 2024. The amounts reflected in "IRS compliance fee for foreign withholding tax claims" in the "Consolidated statement of operations" for the year ended June 30, 2025 represent additional fees incurred and paid in the current year in excess of the amounts accrued as of June 30, 2024. Any fees associated with the closing agreement are included on the "Consolidated statement of operations" under "Audit and tax fees."
The Company is subject to US federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.
The Company's income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax Expense/(Benefit):	Current	Deferred	Total
Federal	$ —	$2,069,743	$2,069,743
State	—	2,521,350	2,521,350
Valuation allowance	—	(4,591,093)	(4,591,093)
Total Tax Expense/(Benefit)	$ —	$ —	$ —
Components of the Company's deferred tax assets and liabilities as of June 30, 2025 were as follows:
Deferred Tax Assets/(Liabilities):
Basis in partnerships	$6,968,138
Net operating loss	9,433,350
Other	—
Total net deferred tax asset/(liability) before valuation allowance	16,401,488
Less: valuation allowance	(16,401,488)
Net deferred tax asset/(liability)	$ —
Net operating loss carryforwards are available to offset future taxable income of the Company. The Company had cumulative net operating loss carryforwards as of its most recent tax year ending June 30, 2025, of $44,920,713. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and net operating loss carryforwards originating in 2018 and forward do not expire.
For the period ending June 30, 2025, the Company had determined that the Kansas net operating loss represented by the deferred tax asset of $1,577,066 as of June 30, 2024 has no value because the Company no longer has a taxable presence in Kansas. As of June 30, 2024, the Kansas deferred tax asset had been offset by a valuation allowance. These financial statements reflect the elimination of the gross deferred tax asset and related valuation allowance. The net impact to equity is zero.
The recoverability of deferred tax assets is based upon the weight of available positive and negative evidence regarding sources of future taxable income. When assessing the recoverability of deferred tax assets, significant weight is given to the period over which the deferred tax assets can be realized and the recent history of pre-tax earnings. If the Company concludes that it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets will not be realized as stated, a valuation allowance is recognized to reduce the value of the deferred tax assets.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended June 30, 2025, are as follows:
The Company's pre-tax income	$171,606
Pre-tax income/(loss) at the statutory rate	36,037
Adjustment to prior year deferred taxes	2,033,706
State income tax expense, net of federal benefit	2,521,350
Less: valuation allowance	(4,591,093)
Total income tax expense/(benefit)	$ —
The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on US tax returns filed since inception of the Company. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Tax years June 30, 2022 and later are open to examination by federal and state tax authorities under the applicable statute of limitations.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Notes to consolidated financial statements
Macquarie Global Allocation Fund
1. Significant Accounting Policies (continued)
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Consolidated statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly. The Fund declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's consolidated financial statements. Adoption of the new standard impacted the Fund's consolidated financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended June 30, 2025, the Fund earned $256 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended June 30, 2025, the Fund earned $828 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the following annual rates as a percentage of average daily net assets:
For the Private Equity Segment: 0.70% of net assets of this segment up to $1 billion; 0.65% of net assets of this segment over $1 billion and up to $2 billion; 0.60% of net assets of this segment over $2 billion and up to $3 billion; and 0.55% of net assets of this segment over $3 billion.
For the Multi-Asset Segment, the Fund’s cash on hand and all other Fund assets other than the Private Equity Segment: 0.06% of net assets of this segment up to $500 million; 0.05% of net assets of this segment over $500 million and up to $1 billion; 0.04% of net assets of this segment over $1 billion and up to $2 billion; and 0.03% of net assets of this segment over $2 billion.
Effective October 30, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest

Notes to consolidated financial statements
Macquarie Global Allocation Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.33% of the Fund's average daily net assets for all share classes other than Class R6, and 0.19% of the Fund's Class R6 shares' average daily net assets through October 29, 2025. Prior to October 30, 2024, the Fund had no expense limitation. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from October 30, 2024 through October 29, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class	Class R6
0.58%	1.33%	0.33%	0.19%
Effective October 30, 2024, DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund. Prior to October 30, 2024, under an agreement between DMC and Wilshire, Wilshire served as sub-adviser to the Fund. The applicable sub-adviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC paid all applicable costs of the sub-adviser.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the year ended June 30, 2025, the Fund paid $25,519 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first

$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended June 30, 2025, the Fund paid $31,459 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended June 30, 2025, the Fund paid $24,083 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”
For the year ended June 30, 2025, DDLP earned $25,291 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2025, DDLP received gross CDSC commissions of $461 and $159 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the

Notes to consolidated financial statements
Macquarie Global Allocation Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Fund.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended June 30, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Affiliated Mutual Funds—99.63%
Macquarie Core Equity Fund Class R6	$57,382,336	$92,828,522	$(24,105,149)	$190,629	$16,431,001
Macquarie Diversified Income Fund Class R6	81,978,042	10,488,047	(23,031,867)	403,091	1,411,435
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	10,231,992	1,210,860	(2,786,379)	56,538	137,455
Macquarie Global Bond Fund Class R6	83,917,699	7,807,265	(28,518,280)	(804,346)	2,739,063
Macquarie Growth and Income Fund Class R6	—	34,708,144	(5,067,343)	(502,788)	(1,017,837)
Macquarie International Core Equity Fund Class R6	115,408,148	2,401,952	(43,656,213)	5,846,864	9,271,883
Macquarie Large Cap Growth Fund Class R6*	59,017,811	1,124,123	(58,121,658)	24,964,588	(26,984,864)
Macquarie Limited-Term Diversified Income Fund Class R6	10,207,002	1,351,128	(2,909,914)	27,514	134,413
Macquarie Mid Cap Growth Fund Class R6*	4,913,876	455,381	(4,539,418)	(882,030)	52,191
Macquarie Opportunity Fund Class R6*	4,911,715	692,082	(5,134,525)	(208,890)	(260,382)
Macquarie Small Cap Core Fund Class R6*	15,238,365	7,034,265	(20,062,969)	(1,820,943)	(388,718)
Macquarie Systematic Emerging Markets Equity Fund Class R6	10,395,216	828,561	(2,736,789)	310,151	126,133
Macquarie Value Fund Class R6	54,679,066	8,645,160	(38,151,149)	(1,538,224)	(319,725)
	$508,281,268	$169,575,490	$(258,821,653)	$26,042,154	$1,332,048

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Limited Liability Corporation—0.03%
Media Group Holdings Series H	$61,461	$—	$(92,396)	$—	$168,560
Media Group Holdings Series T	—	—	—	—	10,935
	$61,461	$—	$(92,396)	$—	$179,495
Total	$508,342,729	$169,575,490	$(258,914,049)	$26,042,154	$1,511,543
	Value, end of period	Shares	Dividends	Capital gain distributions
Affiliated Mutual Funds—99.63%
Macquarie Core Equity Fund Class R6	$142,727,339	6,117,760	$210,130	$5,621,042
Macquarie Diversified Income Fund Class R6	71,248,748	9,253,084	3,330,929	—
Macquarie Emerging Markets Debt Corporate Fund Institutional Class	8,850,466	1,147,920	567,557	—
Macquarie Global Bond Fund Class R6	65,141,401	7,042,314	2,499,694	—
Macquarie Growth and Income Fund Class R6	28,120,176	1,747,680	503,546	2,570,419
Macquarie International Core Equity Fund Class R6	89,272,634	3,563,778	780,942	—
Macquarie Large Cap Growth Fund Class R6*	—	—	—	813,762
Macquarie Limited-Term Diversified Income Fund Class R6	8,810,143	1,112,392	400,172	—
Macquarie Mid Cap Growth Fund Class R6*	—	—	—	280,178
Macquarie Opportunity Fund Class R6*	—	—	42,946	453,568
Macquarie Small Cap Core Fund Class R6*	—	—	143,150	115,549
Macquarie Systematic Emerging Markets Equity Fund Class R6	8,923,272	409,325	324,854	—
Macquarie Value Fund Class R6	23,315,128	1,685,837	573,016	5,532,722
	$446,409,307		$9,376,936	$15,387,240
Limited Liability Corporation—0.03%
Media Group Holdings Series H	137,625	72,709	—	—
Media Group Holdings Series T	10,935	9,113	—	—
	$148,560		$—	$—
Total	$446,557,867		$9,376,936	$15,387,240
* Security was not held by the Fund at the end of the year.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals

Notes to consolidated financial statements
Macquarie Global Allocation Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
and the satisfaction of these conditions, the transaction is expected to close on or about October 31, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. Shareholders of the Fund were sent proxy materials for a special meeting of shareholders scheduled to be held on September 10, 2025, at which the approval of the new investment advisory agreement will be considered.
3. Investments
For the year ended June 30, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$169,575,490
Sales	261,048,916
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At June 30, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$482,110,743
Aggregate unrealized appreciation of investments	$72,878,005
Aggregate unrealized depreciation of investments	(107,198,487)
Net unrealized depreciation of investments	$(34,320,482)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 3	Total
Securities
Assets:
Affiliated Mutual Funds	$446,409,307	$—	$446,409,307
Limited Liability Corporation	—	148,560	148,560
Short-Term Investments	1,227,988	—	1,227,988
Total Value of Securities	$447,637,295	$148,560	$447,785,855
During the year ended June 30, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or

Notes to consolidated financial statements
Macquarie Global Allocation Fund
3. Investments (continued)
end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2025 and 2024 were as follows:
	Year ended
	6/30/25	6/30/24
Ordinary income	$4,799,995	$9,894,204
Long-term capital gains	—	24,568,288
Total	$4,799,995	$34,462,492
5. Components of Net Assets on a Tax Basis
As of June 30, 2025, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$435,753,703
Undistributed ordinary income	5,735,432
Undistributed long-term capital gains	31,736,730
Deferred directors fees	(182,248)
Unrealized appreciation (depreciation) of investments	(24,949,779)
Net assets	$448,093,838

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency and deferred tax expenses.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, partnership interests and investments held within the wholly-owned subsidiary.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of partnerships and earnings and profits distributed to shareholders on the redemptions of shares. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2025, the adjustments were to decrease total distributable earnings (loss) and increase paid-in-capital by $1,034.

6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	6/30/25	6/30/24
Shares sold:
Class A	918,801	1,189,224
Class C	18,639	31,734
Institutional Class[1]	1,695,002	1,844,175
Class R6	1,449	—

Shares issued upon reinvestment of dividends and distributions:
Class A	449,680	3,523,698
Class C	1,104	24,337
Institutional Class[1]	119,127	966,609
Class R6	95	492
	3,203,897	7,580,269

Shares redeemed:
Class A	(10,785,241)	(13,258,212)
Class C	(138,676)	(146,302)
Institutional Class[1]	(5,613,873)	(8,362,733)
Class R6	(1)	(3,196)
	(16,537,791)	(21,770,443)
Net decrease	(13,333,894)	(14,190,174)
[1]	Effective November 15, 2024, Class I shares were renamed Institutional Class shares.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Consolidated statements of changes in net assets.” For the years ended June 30, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
6/30/25	5,735	203	187	4,316	1,343	$49,072
Year ended
6/30/24	5,537	326	302	5,444	—	44,966
7. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or

Notes to consolidated financial statements
Macquarie Global Allocation Fund
7. Line of Credit (continued)
emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding  as of June 30, 2025, or at any time during the year then ended.
8. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 8) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended June 30, 2025.
9. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended June 30, 2025, the Fund had no securities out on loan.
10. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Notes to consolidated financial statements
Macquarie Global Allocation Fund
10. Credit and Market Risks (continued)
The performance of the Fund will depend on the success of the allocations among the chosen Underlying Funds, and in general, the Fund is subject to the same risks as those of its Underlying Funds.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2025, there were no Rule 144A securities held by the Fund.
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
13. Subsequent Events
On February 11-13, 2025, the Board approved the reorganization of the Fund into and with a substantially similar fund and class of Macquarie Balanced Fund (the “Reorganization”), a series of the Ivy Funds. Fund shareholders approved the Reorganization at a special shareholder meeting held on July 21, 2025. The Reorganization occurred on August 22, 2025.
Management has determined that no other material events or transactions occurred subsequent to June 30, 2025, that would require recognition or disclosure in the Fund's consolidated financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Ivy Funds and Shareholders of Macquarie Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Macquarie Global Allocation Fund (one of the funds constituting Ivy Funds) and its subsidiary (hereafter collectively referred to as the “Fund”) as of June 30, 2025, the related consolidated statement of operations for the year ended June 30, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agents and portfolio company investee. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 5, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Global Allocation Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund.
Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended June 30, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	100.00%
(B) Qualifying Dividends[1]	40.31%

(A) is based on a percentage of the Fund's total distributions.
(B) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 61.91%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV, as applicable.
For the fiscal year ended June 30, 2025, certain dividends paid by the Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital Gains, may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended June 30, 2025, the Fund has reported maximum Qualified Short-Term Capital Gains distributions of $684,712.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on July 21, 2025, Fund shareholders approved the reorganization of the Fund into Macquarie Balanced Fund. The results of the voting at the meeting were as follows:
For	Against	Abstain
20,006,976	1,720,461	5,430,307
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4699156)
AR-IWGAX-0825
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR

240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Funds

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2025

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2025